Note 15 - Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Liabilities	Level 1	Level 2	Level 3	December 31, 2014
Fair value of derivative liability – embedded conversion feature	$—	$—	$129,598	$129,598
Total	$—	$—	$129,598	$129,598

Liabilities	Level 1	Level 2	Level 3	December 31, 2014
Fair value of embedded derivatives	—	—	$129,598	$129,598
Total	$—	$—	$129,598	$129,598
Liabilities	Level 1	Level 2	Level 3	December 31, 2013
Fair value of embedded derivatives	$—	$—	$177,927	$177,927
Total	$—	$—	$177,927	$177,927

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Derivative Liability – Embedded Conversion Feature	Total Level 3
Beginning balance – January 1, 2015	$129,598	$129,598
Issuances	—	—
Conversions	(88,333)	(88,333)
Total realized and unrealized gains or losses	(41,265)	(41,265)
Ending balance – March 31, 2015	$—	$—

	Embedded Derivative on Convertible Notes	Total Level 3
Beginning balance – January 1, 2014	$177,927	$177,927
Issuances	122,630	122,630
Total realized and unrealized gains or losses	(50,809)	(50,809)
Transfers out of level 3 upon exercise or conversion	(221,768)	(221,768)
Ending balance – December 31, 2014	$129,598	$129,598